Note 15 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.	RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section 401(k) of the US Internal Revenue Code. Participating employees may defer up to the US Internal Revenue Service statutory limit amounts of pretax salary.  The Company may make voluntary contributions to the savings plan but has made no contributions since the inception of the savings plan in 1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices.  For the years ended December 31, 2014, 2013, and 2012, pension costs charged to income in relation to the contributions to these schemes were $1,328,000, $1,586,000, and $1,837,000, respectively.  The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O2Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements.  This benefit pension plan provides benefits based on years of service and average salary computed based on the final six months of employment.  The Labor Law requires the Company to contribute between 2% to 15% of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to 2% of employee salaries.  Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2014 and 2013, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of December 2014 and 2013 were as follows:

	December 31
	2014	2013

Cash	19%	23%
Debt securities	31%	32%
Equity securities	50%	45%

Changes in projected benefit obligation and plan assets for the years ended December 31, 2014 and 2013 were as follows:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

Projected benefit obligation, beginning of the year	$933	$1,220	$1,074
Service cost	3	3	5
Interest cost	17	18	20
Benefits paid	-	-	-
Actuarial (gain) loss	(61)	(277)	76
Effect of changes in foreign exchange rate	(54)	(31)	45

Projected benefit obligation, end of the year	$838	$933	$1,220

Fair value of plan assets, beginning of the year	$542	$512	$446
Employer contributions	24	36	42
Actual return on plan assets	12	7	5
Effect of changes in foreign exchange rate	(33)	(13)	19

Fair value of plan assets, end of the year	$545	$542	$512

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

Service cost	$3	$3	$5
Interest cost	17	18	20
Expected return on plan assets	(9)	(9)	(10)
Amortization of net pension loss	6	20	17

Net periodic benefit cost	$17	$32	$32

The funded status of the plan was as follows:

(In Thousands)

	December 31
	2014	2013

Accumulated benefit obligation	$(653)	$(711)

Project benefit obligation	(838)	(933)
Plan assets at fair value	545	542

Funded status of the plan	$(293)	$(391)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2014	2013

Discount rate	2.0%	2.0%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2014	2013	2012

Discount rate	2.0%	2.0%	1.5%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

The expected long-term rate of return shown for the plan assets was weighted to reflect a two-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:

(In Thousands)

Year

2015	$5
2016	5
2017	14
2018	36
2019 and thereafter	284